Bernstein Fund, Inc.

Schedule of Investments

International Small Cap Portfolio

June 30, 2024 (unaudited)

Company	Shares	U.S. $ Value

COMMON STOCKS – 96.9%
Industrials – 20.4%
Aerospace & Defense – 2.9%
Bombardier, Inc. - Class B(a)	19,150	$1,228,047
Chemring Group PLC	383,940	1,807,885
Hanwha Aerospace Co., Ltd.	65,830	11,872,320
Saab AB - Class B	684,367	16,441,818

		31,350,070

Air Freight & Logistics – 0.8%
Cia de Distribucion Integral Logista Holdings SA	87,896	2,490,702
Hamakyorex Co., Ltd.	83,600	2,299,677
Mitsui-Soko Holdings Co., Ltd.	71,000	2,117,032
Senko Group Holdings Co., Ltd.	280,800	1,972,178

		8,879,589

Building Products – 0.7%
Fletcher Building Ltd.	1,355,993	2,337,220
Inwido AB	176,121	2,400,576
Lindab International AB	112,360	2,405,120

		7,142,916

Commercial Services & Supplies – 1.7%
Coor Service Management Holding AB(b)	492,640	2,176,187
Downer EDI Ltd.	1,929,131	5,917,185
Elis SA	301,269	6,537,441
Mitie Group PLC	1,596,541	2,345,133
Societe BIC SA	32,635	1,922,993

		18,898,939

Construction & Engineering – 1.1%
Balfour Beatty PLC	2,080,044	9,602,505
Renew Holdings PLC	173,540	2,340,504

		11,943,009

Electrical Equipment – 1.5%
Nexans SA	88,738	9,766,325
TKH Group NV	141,206	6,154,437

		15,920,762

Ground Transportation – 0.6%
Maruzen Showa Unyu Co., Ltd.	77,100	2,633,042
Nikkon Holdings Co., Ltd.	95,800	2,172,946
Sakai Moving Service Co., Ltd.	123,600	1,961,997

		6,767,985

Industrial Conglomerates – 1.0%
Bidvest Group Ltd. (The)	684,392	10,742,371

Machinery – 6.7%
Amada Co., Ltd.	630,700	7,012,475
ATS Corp.(a)	264,273	8,551,855
Ebara Corp.	182,500	2,910,878
Fuji Corp./Aichi	485,700	7,716,012
HD Hyundai Construction Equipment Co., Ltd.	121,214	4,815,762
Hyundai Rotem Co., Ltd.	91,370	2,701,645

Company	Shares	U.S. $ Value

IHI Corp.	284,000	$8,515,979
IMI PLC	124,811	2,773,439
Kawasaki Heavy Industries Ltd.	201,100	7,677,532
Makino Milling Machine Co., Ltd.	125,400	5,277,673
Nabtesco Corp.	335,500	5,717,246
Randon SA Implementos e Participacoes (Preference Shares)	886,600	1,731,932
Tocalo Co., Ltd.	211,900	2,725,337
Tsugami Corp.	267,600	2,588,976
Vesuvius PLC	410,110	2,392,015

		73,108,756

Marine Transportation – 0.2%
Hoegh Autoliners ASA	225,822	2,672,285

Passenger Airlines – 0.2%
JET2 PLC	148,324	2,455,674

Professional Services – 1.4%
Danel Adir Yeoshua Ltd.	23,155	1,894,846
dip Corp.	257,800	4,387,273
NICE Information Service Co., Ltd.	259,202	2,132,709
Persol Holdings Co., Ltd.	1,702,200	2,358,641
SThree PLC	425,650	2,207,373
Transcosmos, Inc.	113,700	2,459,574

		15,440,416

Trading Companies & Distributors – 0.5%
Howden Joinery Group PLC	272,569	3,014,596
Russel Metals, Inc.	71,926	1,959,491

		4,974,087

Transportation Infrastructure – 1.1%
Grupo Aeroportuario del Centro Norte SAB de CV	1,083,338	9,193,125
Gujarat Pipavav Port Ltd.	916,045	2,295,278

		11,488,403

		221,785,262

Consumer Discretionary – 14.0%
Automobile Components – 2.5%
Amotiv Ltd.	295,120	2,058,004
Forvia SE (Paris)	419,766	5,008,603
Mahle Metal Leve SA	317,700	1,837,967
Niterra Co., Ltd.	88,100	2,569,047
PWR Holdings Ltd.	314,740	2,305,394
Schaeffler AG (Preference Shares)	368,024	2,122,660
Toyo Tire Corp.	300,994	4,830,561
Toyota Boshoku Corp.	141,500	1,879,348
TS Tech Co., Ltd.	423,100	5,022,603

		27,634,187

Automobiles – 0.5%
Piaggio & C SpA	1,740,366	5,169,296

Broadline Retail – 0.2%
Puuilo Oyj	226,902	2,449,448

Company	Shares	U.S. $ Value

Diversified Consumer Services – 0.1%
YDUQS Participacoes SA	559,500	$1,041,913

Hotels, Restaurants & Leisure – 2.2%
Domino’s Pizza Group PLC	489,565	1,896,606
Greggs PLC	77,988	2,732,765
Jollibee Foods Corp.	2,050,540	7,897,412
Jumbo Interactive Ltd.	230,543	2,647,943
KFC Holdings Japan Ltd.	55,300	2,230,698
Kindred Group PLC	582,474	6,924,401

		24,329,825

Household Durables – 1.7%
Casio Computer Co., Ltd.	809,400	6,060,018
Cury Construtora e Incorporadora SA	583,900	2,151,722
GN Store Nord AS(a)	274,979	7,660,583
Vestel Beyaz Esya Sanayi ve Ticaret AS	3,401,161	2,231,435

		18,103,758

Leisure Products – 1.6%
BRP, Inc. (Sub-Voting)	79,284	5,079,670
Sankyo Co., Ltd.	209,600	2,279,132
Sega Sammy Holdings, Inc.	660,300	9,810,278

		17,169,080

Specialty Retail – 1.2%
ABC-Mart, Inc.	364,100	6,389,966
Bermaz Auto Bhd	4,176,100	2,221,942
Nick Scali Ltd.	242,569	2,231,697
Pet Valu Holdings Ltd.	119,024	2,289,040

		13,132,645

Textiles, Apparel & Luxury Goods – 4.0%
Arvind Ltd.	621,527	2,754,839
Asics Corp.	836,800	12,901,922
Eclat Textile Co., Ltd.	430,200	7,008,976
HUGO BOSS AG	93,036	4,183,198
Indo Count Industries Ltd.	524,211	2,467,384
JNBY Design Ltd.(b)	1,214,000	2,358,279
Makalot Industrial Co., Ltd.	207,000	2,682,276
Marimekko Oyj	139,819	2,135,281
Mavi Giyim Sanayi Ve Ticaret AS - Class B(b)	745,598	2,899,505
Xtep International Holdings Ltd.	5,909,500	3,630,784

		43,022,444

		152,052,596

Information Technology – 12.4%
Communications Equipment – 0.2%
HMS Networks AB	53,946	2,128,215

Electronic Equipment, Instruments & Components – 4.0%
Alps Alpine Co., Ltd.	313,500	3,005,968
E Ink Holdings, Inc.	1,705,000	13,201,620
Kaga Electronics Co., Ltd.	51,200	1,840,185
Lotes Co., Ltd.	165,000	8,270,676
Mycronic AB	63,440	2,458,205
Nan Ya Printed Circuit Board Corp.(a)	632,000	3,616,604

Company	Shares	U.S. $ Value

Test Research, Inc.	423,000	$2,234,482
Tripod Technology Corp.	1,093,000	7,337,089
WT Microelectronics Co., Ltd.	453,000	1,726,970

		43,691,799

IT Services – 1.4%
BIPROGY, Inc.	281,100	7,807,789
Data#3 Ltd.	424,910	2,365,172
Future Corp.	194,800	1,857,248
NSD Co., Ltd.	48,900	939,325
One Software Technologies Ltd.	86,460	1,046,507
Sonata Software Ltd.	233,206	1,653,499

		15,669,540

Semiconductors & Semiconductor Equipment – 5.1%
ASPEED Technology, Inc.	22,600	3,353,631
Elan Microelectronics Corp.	391,000	1,854,207
Faraday Technology Corp.	228,497	2,356,353
King Yuan Electronics Co., Ltd.	2,408,000	8,797,835
Melexis NV	26,158	2,243,603
Micronics Japan Co., Ltd.	48,800	2,034,303
Phison Electronics Corp.	80,000	1,514,682
Sanken Electric Co., Ltd.	165,800	7,099,126
Siltronic AG	70,636	5,493,195
Sino-American Silicon Products, Inc.	376,000	2,511,488
Sitronix Technology Corp.	88,000	699,154
Tokyo Seimitsu Co., Ltd.	127,600	9,789,890
Ulvac, Inc.	84,600	5,561,222
X-Fab Silicon Foundries SE(a) (b)	323,340	2,068,224

		55,376,913

Software – 1.5%
Atoss Software SE	19,512	2,333,575
Birlasoft Ltd.	125,172	1,036,198
Sinch AB(a)	1,729,010	4,187,641
Tanla Platforms Ltd.	594,462	6,708,707
Text SA	44,050	838,183
WingArc1st, Inc.	73,200	1,238,615

		16,342,919

Technology Hardware, Storage & Peripherals – 0.2%
Chicony Electronics Co., Ltd.	389,000	2,046,615

		135,256,001

Financials – 12.1%
Banks – 6.2%
Alior Bank SA	103,150	2,623,179
Alpha Services and Holdings SA(a)	3,402,972	5,539,033
Banco de Sabadell SA	5,554,404	10,723,590
Bank of Ireland Group PLC	789,300	8,245,392
Bank Pembangunan Daerah Jawa Timur Tbk PT	14,763,900	473,346
BAWAG Group AG(b)	147,724	9,338,392
BNK Financial Group, Inc.	365,311	2,245,454
Canadian Western Bank	130,700	4,144,414
City Union Bank Ltd.	4,492,285	9,023,467
Juroku Financial Group, Inc.	79,400	2,366,982
Mebuki Financial Group, Inc.	2,906,700	11,398,386
Seven Bank Ltd.	550,500	923,436

		67,045,071

Company	Shares	U.S. $ Value

Capital Markets – 1.9%
Azimut Holding SpA	89,609	$2,111,917
Banca Generali SpA	62,366	2,503,456
JAFCO Group Co., Ltd.	187,500	2,217,699
Man Group PLC/Jersey	848,629	2,592,955
Monex Group, Inc.	1,089,000	4,942,374
Polar Capital Holdings PLC	327,499	2,336,387
Sdiptech AB - Class B(a)	70,990	2,169,406
Tel Aviv Stock Exchange Ltd.	319,573	2,284,356

		21,158,550

Consumer Finance – 0.9%
Credit Saison Co., Ltd.	259,200	5,396,687
FinVolution Group (ADR)	446,560	2,130,091
Jaccs Co., Ltd.	67,100	1,944,445

		9,471,223

Financial Services – 1.2%
BFF Bank SpA(b)	221,250	2,099,718
Genertec Universal Medical Group Co., Ltd.(b)	3,418,000	1,855,871
L&T Finance Ltd.	4,063,008	8,815,560

		12,771,149

Insurance – 1.9%
Coface SA	149,153	2,076,461
Hiscox Ltd.	517,720	7,514,783
Protector Forsikring ASA	114,650	2,754,306
SCOR SE	261,274	6,622,849
UNIQA Insurance Group AG	248,105	2,108,173

		21,076,572

		131,522,565

Materials – 9.1%
Chemicals – 3.1%
Castrol India Ltd.	931,707	2,240,023
Dongjin Semichem Co., Ltd.	86,425	2,492,335
FUCHS SE (Preference Shares)	56,220	2,570,032
Fufeng Group Ltd.	3,512,000	2,388,000
Gujarat Narmada Valley Fertilizers & Chemicals Ltd.	1,197,861	10,202,082
Kuraray Co., Ltd.	489,900	5,668,263
TKG Huchems Co., Ltd.	148,788	2,147,458
Tosoh Corp.	463,300	6,064,482

		33,772,675

Construction Materials – 0.2%
Shinagawa Refractories Co., Ltd.	175,700	2,179,157

Containers & Packaging – 0.8%
Rengo Co., Ltd.	989,900	6,423,373
Verallia SA(b)	63,240	2,301,198

		8,724,571

Company	Shares	U.S. $ Value

Metals & Mining – 4.6%
APERAM SA	186,685	$4,826,392
Capstone Mining Corp.(a)	1,593,309	11,297,173
Champion Iron Ltd.	470,800	1,995,712
Daiki Aluminium Industry Co., Ltd.	178,300	1,414,201
Endeavour Mining PLC	323,356	6,830,882
Labrador Iron Ore Royalty Corp.	104,310	2,218,794
Lundin Mining Corp.	885,835	9,861,677
OSAKA Titanium Technologies Co., Ltd.	232,900	4,009,306
Pan African Resources PLC	7,522,808	2,477,245
Shougang Fushan Resources Group Ltd.	5,484,000	2,247,449
SSAB AB - Class B	461,954	2,504,843

		49,683,674

Paper & Forest Products – 0.4%
Interfor Corp.(a)	416,376	5,027,983

		99,388,060

Communication Services – 7.3%
Diversified Telecommunication Services – 0.3%
Gamma Communications PLC	128,147	2,284,067
Telecom Egypt Co.	1,680,783	1,090,427

		3,374,494

Entertainment – 3.5%
GungHo Online Entertainment, Inc.	384,400	6,480,992
International Games System Co., Ltd.	546,200	22,752,650
NetDragon Websoft Holdings Ltd.	1,415,500	2,136,749
Soft-World International Corp.	309,000	1,398,327
Ubisoft Entertainment SA(a)	213,698	4,676,396
Zengame Technology Holding Ltd.(b)	2,746,000	1,014,988

		38,460,102

Interactive Media & Services – 1.0%
Kakaku.com, Inc.	460,800	6,046,685
Rightmove PLC	395,052	2,666,623
SOOP Co., Ltd.	24,466	2,324,400

		11,037,708

Media – 2.5%
4imprint Group PLC	31,100	2,282,237
Criteo SA (Sponsored ADR)(a)	232,483	8,769,259
Kadokawa Corp.	460,300	7,414,770
Stroeer SE & Co. KGaA	130,402	8,352,421

		26,818,687

		79,690,991

Health Care – 6.6%
Biotechnology – 2.3%
Bavarian Nordic A/S(a)	298,262	7,392,553
BioGaia AB - Class B	223,719	2,608,778
Clinuvel Pharmaceuticals Ltd.	199,345	2,037,758
Hugel, Inc.(a)	64,077	10,726,924
Takara Bio, Inc.	329,100	2,260,557

		25,026,570

Company	Shares	U.S. $ Value

Health Care Equipment & Supplies – 1.3%
Chularat Hospital PCL - Class F	25,532,400	$1,808,958
ConvaTec Group PLC(b)	2,624,411	7,775,383
Eiken Chemical Co., Ltd.	183,700	2,568,753
Japan Lifeline Co., Ltd.	292,900	2,065,401

		14,218,495

Health Care Providers & Services – 0.2%
Odontoprev SA	849,580	1,726,486

Life Sciences Tools & Services – 0.2%
Chemometec A/S	46,239	2,013,212

Pharmaceuticals – 2.6%
Ajanta Pharma Ltd.	96,067	2,629,382
Beijing Tong Ren Tang Chinese Medicine Co., Ltd.	690,000	794,453
Chong Kun Dang Pharmaceutical Corp.	26,848	1,901,969
Consun Pharmaceutical Group Ltd.	3,087,000	2,195,973
Dermapharm Holding SE	47,120	1,818,791
Faes Farma SA	579,848	2,237,920
Hypera SA	1,009,500	5,182,850
Laboratorios Farmaceuticos Rovi SA	24,990	2,340,467
Mega Lifesciences PCL	2,148,500	2,239,393
Procter & Gamble Health Ltd.	36,565	2,213,040
Sanofi Consumer Healthcare India Ltd.(a) (c) (d)	22,722	1,150,467
Sanofi India Ltd.	22,722	1,771,932
United Laboratories International Holdings Ltd. (The)	1,976,000	2,090,287

		28,566,924

		71,551,687

Energy – 5.9%
Energy Equipment & Services – 1.2%
Secure Energy Services, Inc.	302,480	2,677,558
Trican Well Service Ltd.	712,170	2,509,162
Vallourec SACA(a)	502,062	7,892,439

		13,079,159

Oil, Gas & Consumable Fuels – 4.7%
Baytex Energy Corp.	1,821,947	6,312,656
Beach Energy Ltd.	8,095,211	8,003,962
BW LPG Ltd.(b)	116,670	2,166,869
Gibson Energy, Inc.	141,040	2,396,974
Headwater Exploration, Inc.	480,106	2,544,328
Itochu Enex Co., Ltd.	201,000	1,904,283
Oil India Ltd.	848,433	7,341,709
Oil Refineries Ltd.	9,475,531	2,185,631
Parex Resources, Inc.	139,042	2,227,843
Petronet LNG Ltd.	1,599,646	6,323,228
Petroreconcavo SA	126,600	419,879
Serica Energy PLC	930,110	1,600,019
Thai Oil PCL	3,206,700	4,631,245
Thungela Resources Ltd.	161,729	990,797

Viva Energy Group Ltd.(b)	1,041,663	2,178,906

		51,228,329

		64,307,488

Company	Shares	U.S. $ Value

Real Estate – 3.8%
Diversified REITs – 0.3%
H&R Real Estate Investment Trust	298,565	$1,953,260
Sekisui House Reit, Inc.	3,808	1,873,192

		3,826,452

Health Care REITs – 0.6%
Assura PLC	13,325,124	6,754,304

Office REITs – 0.4%
AREIT, Inc.	3,772,800	2,220,846
CLS Holdings PLC	1,690,718	1,924,989

		4,145,835

Real Estate Management & Development – 1.2%
Kerry Properties Ltd.	1,157,500	2,013,969
Starts Corp., Inc.	102,800	2,176,169
TAG Immobilien AG(a)	579,724	8,473,441

		12,663,579

Residential REITs – 0.2%
Morguard North American Residential Real Estate Investment Trust	197,900	2,239,313

Retail REITs – 1.1%
Charter Hall Retail REIT	2,563,345	5,532,736
Hamborner REIT AG	283,912	1,984,925
Lar Espana Real Estate Socimi SA(a)	299,190	2,188,453
Mercialys SA	198,527	2,207,812

		11,913,926

		41,543,409

Consumer Staples – 3.3%
Beverages – 1.6%
Hite Jinro Co., Ltd.	411,427	6,336,779
Royal Unibrew A/S(a)	110,729	8,781,987
Takara Holdings, Inc.	288,700	1,963,347

		17,082,113

Consumer Staples Distribution & Retail – 0.7%
Axfood AB	89,251	2,339,487
Migros Ticaret AS	156,790	2,542,707
Sendas Distribuidora SA(a)	1,768,453	3,271,105

		8,153,299

Food Products – 0.8%
AVI Ltd.	527,670	2,741,086
Nichirei Corp.	271,200	5,984,615

		8,725,701

Company	Shares	U.S. $ Value

Personal Care Products – 0.2%
Industri Jamu Dan Farmasi Sido Muncul Tbk PT	56,453,500	$2,671,845

		36,632,958

Utilities – 2.0%
Electric Utilities – 0.1%
Enerjisa Enerji AS(b)	313,040	651,185

Gas Utilities – 0.1%
Gujarat State Petronet Ltd.	456,797	1,617,269

Independent Power and Renewable Electricity Producers – 1.0%
Capital Power Corp.	368,110	10,491,290

Multi-Utilities – 0.6%
Sembcorp Industries Ltd.	1,921,300	6,791,002

Water Utilities – 0.2%
Cia de Saneamento de Minas Gerais Copasa MG	524,800	1,961,158

		21,511,904

Total Common Stocks (cost $914,752,168)		1,055,242,921

SHORT-TERM INVESTMENTS – 1.7%
Investment Companies – 1.7%
AB Fixed Income Shares, Inc. - Government Money Market Portfolio - Class AB, 5.22%(e) (f) (g) (cost $18,589,429)	18,589,429	18,589,429

Total Investments – 98.6% (cost $933,341,597)(h)		1,073,832,350
Other assets less liabilities – 1.4%		14,921,413

Net Assets – 100.0%		$1,088,753,763

FORWARD CURRENCY EXCHANGE CONTRACTS

Counterparty	Contracts to Deliver (000)		In Exchange For (000)		Settlement Date	Unrealized Appreciation (Depreciation)
Bank of America, NA	USD	2,718	SEK	28,722	07/19/2024	$(6,173)
Bank of America, NA	USD	6,763	CNH	48,813	07/23/2024	(64,998)
Bank of America, NA	EUR	3,797	USD	4,128	08/08/2024	54,197
Bank of America, NA	USD	9,068	JPY	1,395,081	08/16/2024	(337,405)
Barclays Bank PLC	PHP	520,529	USD	9,160	07/25/2024	252,923
Barclays Bank PLC	EUR	3,193	USD	3,429	08/08/2024	3,199
Barclays Bank PLC	JPY	681,275	USD	4,353	08/16/2024	89,815
Barclays Bank PLC	USD	10,455	JPY	1,629,233	08/16/2024	(259,482)
Barclays Bank PLC	USD	3,538	MYR	16,588	08/21/2024	(19,306)
Barclays Bank PLC	USD	12,357	INR	1,034,826	09/13/2024	26,369
BNP Paribas SA	EUR	58,845	USD	63,361	08/08/2024	230,579
BNP Paribas SA	USD	2,788	INR	233,082	09/13/2024	1,152
Citibank, NA	USD	3,588	NOK	39,472	07/19/2024	110,821
Citibank, NA	EUR	4,542	USD	4,878	08/08/2024	5,523
Citibank, NA	JPY	960,914	USD	6,145	08/16/2024	131,456
Citibank, NA	CAD	12,262	USD	8,914	08/23/2024	(59,607)
Deutsche Bank AG	KRW	3,763,315	USD	2,743	07/18/2024	13,876
Deutsche Bank AG	SEK	32,563	USD	3,120	07/19/2024	45,565

Counterparty	Contracts to Deliver (000)		In Exchange For (000)		Settlement Date	Unrealized Appreciation (Depreciation)
Deutsche Bank AG	USD	2,849	NOK	30,325	07/19/2024	$(7,832)
Deutsche Bank AG	ILS	11,580	USD	3,139	07/25/2024	70,313
Deutsche Bank AG	USD	3,788	JPY	603,654	08/16/2024	(10,131)
Deutsche Bank AG	TWD	118,376	USD	3,673	08/23/2024	25,377
Deutsche Bank AG	USD	2,732	INR	228,847	09/13/2024	6,190
Goldman Sachs Bank USA	SEK	29,019	USD	2,776	07/19/2024	36,042
Goldman Sachs Bank USA	USD	22,708	CHF	20,332	08/08/2024	22,603
Goldman Sachs Bank USA	USD	3,003	EUR	2,802	08/08/2024	3,345
Goldman Sachs Bank USA	JPY	5,247,945	USD	33,998	08/16/2024	1,156,381
Goldman Sachs Bank USA	USD	3,200	JPY	498,535	08/16/2024	(80,569)
Goldman Sachs Bank USA	USD	2,873	MYR	13,601	08/21/2024	12,362
HSBC Bank USA	BRL	39,773	USD	7,709	07/02/2024	594,391
HSBC Bank USA	USD	7,155	BRL	39,773	07/02/2024	(39,933)
HSBC Bank USA	JPY	438,474	USD	2,828	08/16/2024	83,999
HSBC Bank USA	TWD	105,960	USD	3,251	08/23/2024	(14,013)
JPMorgan Chase Bank, NA	SEK	31,956	USD	2,935	07/19/2024	(82,842)
JPMorgan Chase Bank, NA	USD	2,957	SEK	31,956	07/19/2024	60,294
JPMorgan Chase Bank, NA	USD	12,508	ILS	46,171	07/25/2024	(272,966)
JPMorgan Chase Bank, NA	EUR	2,798	USD	3,008	08/08/2024	6,045
JPMorgan Chase Bank, NA	USD	7,137	CHF	6,405	08/08/2024	23,500
JPMorgan Chase Bank, NA	USD	3,680	EUR	3,420	08/08/2024	(10,986)
JPMorgan Chase Bank, NA	JPY	460,479	USD	2,997	08/16/2024	115,682
Morgan Stanley Capital Services, Inc.	BRL	39,773	USD	7,155	07/02/2024	39,933
Morgan Stanley Capital Services, Inc.	USD	7,310	BRL	39,773	07/02/2024	(194,701)
Morgan Stanley Capital Services, Inc.	MXN	49,941	USD	2,982	07/25/2024	262,262
Morgan Stanley Capital Services, Inc.	BRL	39,773	USD	7,284	08/02/2024	195,596
Morgan Stanley Capital Services, Inc.	JPY	614,003	USD	4,002	08/16/2024	159,499
Morgan Stanley Capital Services, Inc.	USD	6,330	JPY	973,679	08/16/2024	(237,183)
Morgan Stanley Capital Services, Inc.	TWD	491,477	USD	15,424	08/23/2024	281,453
Morgan Stanley Capital Services, Inc.	USD	17,546	GBP	13,833	08/29/2024	(52,776)
Morgan Stanley Capital Services, Inc.	USD	3,000	INR	251,001	09/13/2024	3,709
Morgan Stanley Capital Services, Inc.	USD	23,625	AUD	35,507	09/19/2024	109,529
NatWest Markets PLC	USD	3,308	EUR	3,085	08/08/2024	1,277
NatWest Markets PLC	USD	2,859	EUR	2,659	08/08/2024	(6,344)
Standard Chartered Bank	USD	2,919	EUR	2,721	08/08/2024	320
State Street Bank & Trust Co.	KRW	4,135,825	USD	3,005	07/18/2024	5,832
State Street Bank & Trust Co.	USD	2,774	NOK	29,556	07/19/2024	(4,190)
State Street Bank & Trust Co.	USD	3,164	CNH	22,868	07/23/2024	(25,957)
State Street Bank & Trust Co.	USD	3,774	SGD	5,077	07/25/2024	(25,913)
State Street Bank & Trust Co.	JPY	470,470	USD	3,024	08/16/2024	79,822
State Street Bank & Trust Co.	ZAR	52,411	USD	2,798	08/22/2024	(71,463)
State Street Bank & Trust Co.	TWD	179,926	USD	5,612	08/23/2024	68,589
State Street Bank & Trust Co.	USD	9,629	TWD	310,896	08/23/2024	(50,834)
State Street Bank & Trust Co.	USD	4,269	INR	357,127	09/13/2024	4,487
UBS AG	KRW	4,199,011	USD	3,052	07/18/2024	7,438
UBS AG	USD	2,701	SGD	3,625	07/25/2024	(24,330)
UBS AG	JPY	1,027,722	USD	6,624	08/16/2024	193,059

						$2,634,870

(a)	Non-income producing security.

(b)

Security is exempt from registration under Rule 144A or Regulation S of the Securities Act of 1933. These securities are considered restricted, but liquid and may be resold in transactions exempt from registration. At June 30, 2024, the aggregate market value of these securities amounted to $38,884,705 or 3.6% of net assets.

(c)	Security in which significant unobservable inputs (Level 3) were used in determining fair value.
(d)	Fair valued by the Adviser.
(e)	Affiliated investments.
(f)	The rate shown represents the 7-day yield as of period end.
(g)	To obtain a copy of the fund’s shareholder report, please go to the Securities and Exchange Commission’s website at www.sec.gov, or call AB at (800) 227-4618.
(h)

As of June 30, 2024, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $209,135,106 and gross unrealized depreciation of investments was $(66,009,483), resulting in net unrealized appreciation of $143,125,623.

Please note: The sector classifications presented herein are based on the Global Industry Classification Standard (GICS) which was developed by Morgan Stanley Capital International and Standard & Poor’s. The components are divided into sector, industry group, and industry sub-indices as classified by the GICS for each of the market capitalization indices in the broad market.

Currency Abbreviations:
AUD – Australian Dollar
BRL – Brazilian Real
CAD – Canadian Dollar
CHF – Swiss Franc
CNH – Chinese Yuan Renminbi (Offshore)
EUR – Euro
GBP – Great British Pound
ILS – Israeli Shekel
INR – Indian Rupee
JPY – Japanese Yen
KRW – South Korean Won
MXN – Mexican Peso
MYR – Malaysian Ringgit
NOK – Norwegian Krone
PHP – Philippine Peso
SEK – Swedish Krona
SGD – Singapore Dollar
TWD – New Taiwan Dollar
USD – United States Dollar
ZAR – South African Rand

Glossary:
ADR – American Depositary Receipt
REIT – Real Estate Investment Trust

COUNTRY BREAKDOWN1

June 30, 2024 (unaudited)

24.5%	Japan
8.7%	Taiwan
7.5%	United Kingdom
6.5%	India
6.5%	Canada
5.4%	France
4.6%	South Korea
3.5%	Sweden
3.5%	Germany
3.5%	Australia
2.4%	Denmark
1.9%	China
1.9%	Spain
17.9%	Other
1.7%	Short-Term Investments

100.0%	Total Investments

1

The Portfolio’s country breakdown is expressed as a percentage of total investments and may vary over time. The Portfolio also enters into derivative transactions, which may be used for hedging or investment purposes (see “Schedule of Investments” section of the report for additional details). “Other” country weightings represent 1.8% or less in the following: Austria, Belgium, Brazil, Chile, Egypt, Finland, Greece, Hong Kong, Indonesia, Ireland, Israel, Italy, Luxembourg, Malaysia, Malta, Mexico, Netherlands, New Zealand, Norway, Philippines, Poland, Singapore, South Africa, Thailand, Turkey and United States.

Bernstein Fund, Inc.

International Small Cap Portfolio

June 30, 2024 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability (including those valued based on their market values). Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Portfolio. Unobservable inputs reflect the Portfolio’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1 - quoted prices in active markets for identical investments
•	Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 - significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The fair value of debt instruments, such as bonds, and over-the-counter derivatives is generally based on market price quotations, recently executed market transactions (where observable) or industry recognized modeling techniques and are generally classified as Level 2. Pricing vendor inputs to Level 2 valuations may include quoted prices for similar investments in active markets, interest rate curves, coupon rates, currency rates, yield curves, option adjusted spreads, default rates, credit spreads and other unique security features in order to estimate the relevant cash flows which is then discounted to calculate fair values. If these inputs are unobservable and significant to the fair value, these investments will be classified as Level 3.

Where readily available market prices or relevant bid prices are not available for certain equity investments, such investments may be valued based on similar publicly traded investments, movements in relevant indices since last available prices or based upon underlying company fundamentals and comparable company data (such as multiples to earnings or other multiples to equity). Where an investment is valued using an observable input, by pricing vendors, such as another publicly traded security, the investment will be classified as Level 2. If management determines that an adjustment is appropriate based on restrictions on resale, illiquidity or uncertainty, and such adjustment is a significant component of the valuation, the investment will be classified as Level 3. An investment will also be classified as Level 3 where management uses company fundamentals and other significant inputs to determine the valuation.

The following table summarizes the valuation of the Portfolio’s investments by the above fair value hierarchy levels as of June 30, 2024:

Investments in Securities:	Level 1	Level 2		Level 3	Total

Assets:
Common Stocks:
Industrials	$40,491,006	$181,294,256		$—	$221,785,262
Consumer Discretionary	33,400,241	118,652,355		—	152,052,596
Information Technology	1,949,128	133,306,873		—	135,256,001
Financials	11,786,513	119,736,052		—	131,522,565
Materials	37,713,754	61,674,306		—	99,388,060
Communication Services	12,143,753	67,547,238		—	79,690,991
Health Care	10,957,687	59,443,533		1,150,467	71,551,687
Energy	26,877,311	37,430,177		—	64,307,488
Real Estate	8,601,872	32,941,537		—	41,543,409
Consumer Staples	5,942,950	30,690,008		—	36,632,958
Utilities	12,452,448	9,059,456		—	21,511,904
Short-Term Investments	18,589,429	—		—	18,589,429

Total Investments in Securities	220,906,092	851,775,791	(a)	1,150,467	1,073,832,350
Other Financial Instruments(b):
Assets:
Forward Currency Exchange Contracts	—	4,594,804		—	4,594,804
Liabilities:
Forward Currency Exchange Contracts	—	(1,959,934)		—	(1,959,934)

Total	$220,906,092	$854,410,661		$1,150,467	$1,076,467,220

(a)

A significant portion of the Portfolio’s foreign equity investments are categorized as Level 2 investments since they are valued using fair value prices based on third party vendor modeling tools to the extent available.

(b)

Other financial instruments are derivative instruments, such as futures, forwards and swaps, which are valued at the unrealized appreciation (depreciation) on the instrument. Other financial instruments may also include swaps with upfront premiums, written options and written swaptions which are valued at market value.

A summary of the Portfolio’s transactions in AB mutual funds for the nine months ended June 30, 2024 is as follows:

Fund	Market Value 09/30/2023 (000)	Purchases at Cost (000)	Sales Proceeds (000)	Market Value 06/30/2024 (000)	Dividend Income (000)
Government Money Market Portfolio	$7,580	$143,887	$132,878	$18,589	$632